Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

17.Inventories

	2022	2021
	$'000	$'000

Stock of materials	74,216	42,021

Inventories are measured at lower of cost and net realizable value. Diesel inventory is held at cost, consumables are held at cost less provision for obsolescence. During the year, an inventory write-down expense of $1.7 million was recognized (2021: $0.1 million, 2020: $4.7 million). The value of inventory recognized as an expense during the year is $371.8 million (2021: $267.5 million, 2020: $216.3 million).